INTANGIBLE ASSETS (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 1,868	£ 1,199
Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	29	0
Core deposit intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	294	0
Purchased credit card receivables (PCCR)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	16	0
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 293	£ 312